SHARE-BASED COMPENSATION (Option Activities, Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contract life of option	0 years	0 years
Total fair values of options vested	$ 2,370	$ 1,751	$ 851
Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic values of options exercised	$ 127	5,129	7,136
Contract life of option	10 years
Share-based compensation expense	$ 875	$ 3,803	$ 8,536
Weighted average grant date fair values per option | $ / shares	$ 0.9240	$ 0.6700	$ 0.9051
Unrecognized compensation expense	$ 749
Unrecognized compensation expense, weighted average period for recognition (in years)	2 years 7 months 6 days
Share Options [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated forfeiture rate	18.30%
Share Options [Member] | Senior Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated forfeiture rate	0.00%
Share Options [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Multiple	2.8	2.2
Contract life of option	10 years	10 years	10 years
Estimated forfeiture rate		12.50%
Total fair values of options vested	$ 3,465	$ 6,208	$ 5,961
Share Options [Member] | Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contract life of option
Estimated forfeiture rate
Share Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Multiple	2
Share Options [Member] | Minimum [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Multiple			2.0
Estimated forfeiture rate			0.00%
Share Options [Member] | Minimum [Member] | Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contract life of option			8 years
Share Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Multiple	3
Share Options [Member] | Maximum [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Multiple			2.8
Estimated forfeiture rate			7.00%
Share Options [Member] | Maximum [Member] | Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contract life of option			10 years